UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lord Balniel
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Lord Balniel           London, England         April 17, 2007
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                    67
                                                  -----------------------

Form 13F Information Table Value Total:              $379,487 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None

ACTIVISION INC NEW          COM NEW     004930202     9,097         480,300    SH    Shared-Defined     0                    480,300
ALTRIA GROUP INC              COM       02209S103    12,291         139,970    SH    Shared-Defined     0                    139,970
AMERICAN EXPRESS CO           COM       258161409     1,351          23,959    SH    Shared-Defined     0                     23,959
AMERICAN INTL GROUP INC       COM       026874107     6,727         100,080    SH    Shared-Defined     0                    100,080
AT&T                          COM       00206R102       238           6,037    SH    Shared-Defined     0                      6,037
BERKSHIRE
    HATHAWAY INC DEL         CL B       084670207       255              70    SH    Shared-Defined     0                         70
BOEING CO                     COM       097023105     5,681          63,900    SH    Shared-Defined     0                     63,900
BP PLC                      SPON ADR    055622104       702          10,845    SH    Shared-Defined     0                     10,845
CADIZ INC       COM	127537207     5,527         217,259    SH    Shared-Defined     0              271,259
CAPITAL ONE FIN CORP          COM	14040H105     3,230	     42,800    SH    Shared-Defined     0                     42,800
CHICAGO MERCANTILE EXCHANGE   COM	167760107     4,385           8,235    SH    Shared-Defined     0                      8,235
CITIGROUP INC                 COM       172967101       570          11,105    SH    Shared-Defined     0		      11,105
COLGATE-PALMOLIVE CO.         COM       194162103       343           5,130    SH    Shared-Defined     0                      5,130
CSX CORP                      COM       126408103       318           7,944    SH    Shared-Defined     0                      7,944
CVS CORP                      COM       126650100       273           8,000    SH    Shared-Defined     0                      8,000
DISNEY WALT CO            COM DISNEY    254687106       273           7,920    SH    Shared-Defined     0                      7,920
DOW CHEMICAL CO               COM       260543103    18,216         397,200    SH    Shared-Defined     0                    397,200
EL PASO CORP                  COM       28336I109    17,085       1,180,750    SH    Shared-Defined     0                  1,180,750
EMERSON ELEC CO               COM       291011104    10,025         232,650    SH    Shared-Defined     0                    232,650
EXELON CORP                   COM       30161N101    27,756         403,962    SH    Shared-Defined     0                    403,962
EXXON MOBIL CORP              COM       30231G102     7,722         102,340    SH    Shared-Defined     0                    102,340
GENENTECH INC               COM NEW     368710406     2,464          30,000    SH    Shared-Defined     0                     30,000
GENERAL ELECTRIC CO           COM       369604103     7,532         213,000    SH    Shared-Defined     0                    213,000
HERSHEY CO                    COM       427866108       720          13,170    SH    Shared-Defined     0                     13,170
INTEL CORP                    COM       458140100       193          10,100    SH    Shared-Defined     0                     10,100
INVERNESS MED INNOVATIONS     COM       46126P106     6,308         144,075    SH    Shared-Defined     0                    144,075
ITT CORP NEW                  COM       450911102       817          13,550    SH    Shared-Defined     0                     13,550
JOHNSON & JOHNSON             COM       478160104       711          11,796    SH    Shared-Defined     0                     11,796
JP MORGAN CHASE               COM       46625H100       339           7,006    SH    Shared-Defined     0                      7,006
KOOKMIN BANK                SPON ADR    50049M109       676           7,500    SH    Shared-Defined     0                      7,500
KYPHON INC                    COM       501577100     9,622         213,150    SH    Shared-Defined     0                    213,150
MACQUARIE
    INFRASTRUCTURE CO      SH BEN INT   55607X108     4,062         103,350    SH    Shared-Defined     0                    103,350
MARATHON OIL                  COM       565849106       636           6,436    SH    Shared-Defined     0                      6,436
MARSH & MCLENNAN
    COS INC                   COM       571748102     8,438         288,082    SH    Shared-Defined     0                    289,382
MCAFEE INC	              COM       579064106    17,934         616,700    SH    Shared-Defined     0                    616,700
MERCK & CO. INC               COM       589331107       364           8,240    SH    Shared-Defined     0                      8,240
MERRILL LYNCH & CO            COM       590188108       294           3,600    SH    Shared-Defined     0                      3,600
MGT Capital Inv Inc	      COM	55302P102	465	    133,334    SH    Shared-Defined	0		     133,334
MICROSOFT CORP                COM       594918104     1,688          60,560    SH    Shared-Defined     0                     60,560
MOODYS CORP                   COM       615364105    12,234         197,135    SH    Shared-Defined     0                    197,135
MORGAN STANLEY              COM NEW     617446448    21,883         277,845    SH    Shared-Defined     0                    277,845
NORTHERN TRUST CORP	      COM	665859104     4,114	     68,400    SH    Shared-Defined	0		      68,400
ORACLE CORP                   COM       68389X105       236          13,000    SH    Shared-Defined     0                     13,000
PEPSICO INC                   COM       713448108     1,049          16,505    SH    Shared-Defined     0                     16,505
PRECISION CASTPARTS CORP      COM       740189105     6,077          58,400    SH    Shared-Defined     0                     58,400
PREMIER EXHIBITIONS           COM	74051E106	138	     11,642    SH    Shared-Defined	0		      11,642
PROCTOR & GAMBLE CO           COM       742718109     5,571          88,210    SH    Shared-Defined     0                     88,210
REVLON INC                   CL A       716525500        31          29,000    SH    Shared-Defined     0                     29,000
REYNOLDS AMERICAN INC         COM       761713106     6,142          98,410    SH    Shared-Defined     0                     98,410
ROCKWELL COLLINS INC          COM       774341101     6,613          98,800    SH    Shared-Defined     0                     98,800
SAFEWAY INC                   COM       786514208       256           7,000    SH    Shared-Defined     0                      7,000
SALESFORCE COM INC            COM       79466L302     7,529         175,820    SH    Shared-Defined     0                    175,820
SARA LEE CORP                 COM       803111103    21,575       1,275,140    SH    Shared-Defined     0                  1,275,140
SCHLUMBERGER                  COM       806857108    28,648         414,585    SH    Shared-Defined     0                    414,585
SEASPAN CORP                  COM       Y75638109       490          18,272    SH    Shared-Defined     0                     18,272
SONUS NETWORKS INC            COM       835916107     6,705         830,872    SH    Shared-Defined     0                    830,872
SOUTH FINL GROUP INC          COM       837841105     1,911          77,325    SH    Shared-Defined     0                     77,325
STERLING BANCORP              COM       859158107     1,853         102,382    SH    Shared-Defined     0                    102,382
SULPHCO INC                   COM       865378103        40          11,670    SH    Shared-Defined     0                     11,670
SYSCO CORP                    COM       871829107       413          12,200    SH    Shared-Defined     0                     12,200
UNITED PARCEL SERVICE         COM       911312106     3,590          51,210    SH    Shared-Defined     0                     51,210
UNITED TECHNOLOGIES
   CORP                       COM       913017109    29,478         453,510    SH    Shared-Defined     0                    453,510
VISTAPRINT LTD                SHS       G93762204     4,810         125,600    SH    Shared-Defined     0                    125,600
VODOFONE GROUP PLC NEW      SPON ADR
                              NEW       92857W209       362          13,474    SH    Shared-Defined     0                     13,474
WALGREEN CO                   COM       931422109    11,775         256,600    SH    Shared-Defined     0                    256,600
WAL MART STORES INC           COM       931142103       329           7,000    SH    Shared-Defined     0                      7,000
WYETH                         COM       983024100       310           6,200    SH    Shared-Defined     0                      6,200
